SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands	Mar. 04, 2016	Dec. 31, 2013
Client Connect [Member] | Conduit Shareholders [Member] | Line of Credit [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity		$ 20,000
Subsequent Event [Member] | Interactive Holding Corp. [Member] | Revolving loan facility [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity	$ 10,000
Subsequent Event [Member] | Interactive Holding Corp. [Member] | Swing line loan commitment [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity	3,000
Subsequent Event [Member] | Interactive Holding Corp. [Member] | Letter of credit commitment [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing capacity	$ 3,000